File Number:     56142-8

Web site:  www.langmichener.com

Direct Line:  (604) 691-7420
Direct Fax Line: (604) 893-2391
E-Mail:  swong@lmls.com

November 7, 2005

BY COURIER

The United States Securities
and Exchange Commission
Division of Corporate Finance
450 Fifth Street, NW
Washington, D.C. 20549-0405

Attention:  Mr. H. Roger Schwall

Dear Sirs:

Cusac Gold Mines Ltd. - Amendment #1 to Form 20-F Filed July 12, 2005
Your File No. 000-13548

We write on behalf of Cusac Gold Mines Ltd. (the “Company” or “Cusac”) in response to Staff’s letter of September 21, 2005 (the “Comment Letter”) signed by H. Roger Schwall, Assistant Director of Division of Company Finance of the United States Securities and Exchange Commission (the “Commission”) regarding the above-referenced Form 20-F filing.

In response to Staff’s comments, the Company has filed with the Commission an Amendment No. 1 to the Form 20-F Annual Report pursuant to Section 12(b) or 12(g) of the Securities Exchange Act of 1934 (the “Form 20-F/A-1”) . We enclose with this letter a copy of the Form 20-F/A-1, plus a copy that has been red-lined to show the changes from the Form 20-F (the “Form 20-F”).

In addition to the revisions to Form 20-F, we also provide below our item-by-item responses to the comments made in the Comment Letter.  The factual information provided herein relating to the Company has been made available to us by the Company.  Paragraph numbering used for each response corresponds to the numbering used in the Comment Letter.  Capitalized terms used herein and not defined, have the same meanings given such terms in the Form 20-F/A-1.

General

1.

Please include page numbers through out all filings to expedite communications.

In response to Staff’s comment, the Company has included page numbers throughout the Company’s filings to expedite communications.

Cover

2.

The cover of your 20-F indicates you have enclosed the annual report for the fiscal year ended December 31, 2002.  Please amend the document to include the appropriate date of the financial statements included in the filing.

In response to Staff’s comment, the Company has amended the cover page to state that the annual report is with respect to the fiscal year ended December 31, 2004.

Consolidated Statements of Cash Flows, page 6

3.

You present amounts labelled “Resource property exploration qualified as flow-through expenditure” as reconciling items in calculating cash used in operating activities. Please expand your disclosure on page 10 to explain the reasons these amounts are added back to net loss. Identify the corresponding characterization on your Statements of Operations, and the non-cash transactions to which these relate.  It should be clear how you have met your obligations under flow-through share arrangements without expending cash.

In response to Staff’s comment, with respect specifically to the Company’s audited financial statements for 2004, the Company requests that the requested amendments be made to future fillings, as opposed to amending the current financial statements. The primary reason for this request is time.  In order to amend the Company’s financial statements for 2004, our auditors will need to reissue their audit report, which will involve additional time.  Given that we are presently in the fourth quarter of 2005, and a re-issue of the 2004 audit report may not be available until the end of 2005, it seems prudent to include the required disclosures in the Company’s 2005 audit.  Since the Company is not presently operating as a going concern generating revenues, the required changes do not materially affect our earnings outlook, exploration results, or cash position, or other major financial data investors would look to for current investment decisions, a delay in this disclosure we do not feel will materially impair investors ability to obtain enough information to make an informed investment decision about the Company’s securities.

This response letter has been prepared under the assumption that Staff is amenable to addressing its financial statement concerns in future fillings, but for clarity it is pointed out that the attached Form 20F has been amended substantially at Staff’s request and it is intended that these changes be made to present filings and not future filings.

In future filings, the Company will add the following disclosure in the Summary of Significant Accounting Policies for Flow Through Shares to explain the reasons the amounts labelled as “Resource property exploration qualified as flow-through expenditure” were added back to net loss:

“Proceeds received from the issuance of flow-through shares are restricted to be used only for resource property exploration expenditures within a two-year period. The portion of the proceeds received but not yet expensed at the end of the Company’s fiscal year was disclosed separately as Flow-through Share Proceeds on the Consolidated Balance Sheets. Amounts of proceeds received in prior periods that were expensed during the fiscal year were recorded as Resource Property Exploration Qualified as Flow-through Expenditure on the Consolidated Statements of Cash Flows.”

4.

The amounts identified as “Share capital and subscriptions received, net” as part of financing Activities, does not agree with the amounts identified as cash received from shares issued in Note 7, page 15.  Please reconcile these amounts and include appropriatedisclosure in the filing as to why the amounts differ.

In response to Staff’s comment and in order to provide better reconciliation between the Consolidated Statements of Cash Flows and Note 7, the Company, in future filings, will amend the Consolidated Financial Statements as follows:

For the years ended December 31	2004	2003	2002
	(Restated)	(Restated)	(Restated)

Financing activities
Proceeds from (repayment of) related party loans	11,925	(6,246)	(47,317)
Share capital and subscriptions received, net	633,952	1,949,690	1,232,668
Increase in (repayment of) bank overdraft	305,288	-	(7,007)
Proceeds from flow-through shares, net of future income tax recovery	(463,536)	(1,050,000)	(75,000)
	487,629	893,444	1,103,344

Note 2 – Long –term Investments and Advances, page 12

5.

It appears that you wrote down the value of your investment in ClearFrame Solutions Inc. by $135,310.  Please expand your disclosure to include the reasons for the write-down so that it is clear why you believe the decline in value was permanent.  Also disclose the number of shares underlying your investments at each balance sheet date and the method of estimating the vale of those shares.

In response to Staff’s comment, the Company will include in future filings the following disclosure in the Consolidated Financial Statements:

“Management believed it prudent to write down the value of its investment in ClearFrame Solutions Inc. by $135,310 as the market value of these securities had been trading in a range significantly below the Company’s cost for over one year.  In light of this and management’s understanding of ClearFrame’s financial position, management was of the opinion that the decline in value of the investment was permanent.”

Information regarding the Company’s method of estimating the value of the shares is disclosed in the Summary of Significant Accounting Policies for Long-term Investments and advances as “Fair Value of the investment in shares is determined based on market prices.”

Details regarding shares held in investments will be added in the table in Note 2 of the future filings of our Consolidated Financial Statements as follows:

	2004	2003
	No. of shares	No. of shares
Consolidated Pacific Bay Minerals	875,667	875,667
ClearFrame Solutions Inc.	2,935,091	1,435,001

6.

Since you disclose that you received 1,500,000 shares of ClearFrame as collateral for your $75,000 loan in 2004, and because you then sold those shares to management and directors of ClearFrame, it would be appropriate for you to also disclose whether you accepted the shares as payment for the loan, or if you are obligated to return the shares if ClearFrame is able to deliver $75,000 in cash at some future date. Tell us the reasons management and directors of ClearFrame arranged to purchase the shares from you rather than directly from the company they oversee.  Explain your role in negotiating the arrangement, describe any relationships between your management and directors and those of ClearFrame, and any benefit imparting to the individuals involved.

In response to Staff’s comment, David Brett, President of the Company advised as follows:

“I am a former director and the former President and Chief Executive Officer of ClearFrame Solutions Inc. (formerly Knexa Solutions Inc., formerly ClearFrame Solutions Inc. and now, due to a restructuring, ClearFrame Solutions Corp.) (“ClearFrame”).  I played a significant role in negotiating the Company’s $75,000 advance to ClearFrame and the subsequent recovery of such funds through the sale of 1,500,000 common shares of ClearFrame.  In March 2003, the time of negotiations (the “Negotiations”), I was also Vice President and Director of the Company and Guildford Brett, the Company’s Chairman, was also a director of ClearFrame.  Guildford Brett did not participate in the Negotiations.  At the time of the Negotiations, ClearFrame was in the process of a restructuring that involved myself and Guildford Brett’s departures from all roles with ClearFrame.  At that time, my objective as both a ClearFrame and Cusac executive, was to ensure ClearFrame’s success in its reorganization plan so that shareholders and creditors such as Cusac would be protected as much as possible.  The 1,500,000 common shares provided to Cusac were on the basis of $0.05 per share, the average quoted market value of those shares for several months, which Cusac believed was a reasonable share price.  Unfortunately, the value of the ClearFrame shares continued to drop in the ensuing months.  The value of these shares at the time of the sale to the new management of ClearFrame in March 2004 at $75,000 was approximately double the market value of the shares at that time.  The reason the management of ClearFrame elected to purchase these shares from the Company at a premium is two-fold: (1) the shares in question were free trading whereas treasury shares would be subject to re-sale restrictions, and, more significantly, (2) since the Company was in a position to block ClearFrame’s intended 20 for 1 consolidation of capital (otherwise known as a reverse-split) at the required shareholders’ meeting management of ClearFrame agreed to pay the premium on the condition that the Company provide a proxy on its shares to ClearFrame’s management.  The Company decided at the time that such an exchange was the best opportunity for the Company to get its $75,000 back and agree to the offer.  No further obligations exist whatsoever between any of the parties regarding these or any other of the Company’s current or past investments in ClearFrame.”

In future filings, the Company will expand the disclosure in Note 2 as follows:

“In 2004, ClearFrame issued to the Company and put in trust 1,500,000 common shares as collateral against the $75,000 of advances owing to the Company.  The shares were to be returned to ClearFrame when the Company receives repayment of the $75,000 of advances. To that end, the Company then issued options to the management and directors of ClearFrame to allow the option holders to purchase these 1,500,000 ClearFrame shares at $0.05 per share for a period from July 6, 2004 to March 5, 2005. Subsequent to December 31, 2004, the option holders exercised their options to purchase the ClearFrame shares for gross proceeds of $75,000.”

7.

We note your disclosure stating that subsequent to December 31, 2004 you were loaned 750,000 shares of ClearFrame Solutions Inc. from two directors.  Revise your disclosure to (i) clarify whether these are your directors or those of ClearFrame; (ii) explain the business purpose of accepting a loan in the form of shares, (iii) describe the underlying economics of the loan arrangement, and (iv) set forth your intentions for holding the loaned shares (e.g. describe the conditions under which you will return the shares).

In response to Staff’s comment, the Company will revise in future filings its disclosure regarding the loan of 750,000 shares of ClearFrame Solutions Inc. to the Company at Note 2 of the Company’s financial statements as follows:

“Subsequent to December 31, 2004, two directors of the Company, Messrs David and Guilford Brett, loaned 750,000 shares of ClearFrame to the Company so that the Company would be in a better position to opposes ClearFrame’s declared intention to consolidate its capital on a 20 for 1 basis, as management of the Company felt that this action would have a very adverse affect its investment in ClearFrame.  The transfer of the 750,000 shares of ClearFrame to the Company increased the Company’s holdings to in excess of 10% of ClearFrame’s outstanding shares, which provided the Company, under the BC Company Act, the right to nominate directors to ClearFrame board of directors, which the Company contemplated doing to protect its investment.  The loaned shares were to be returned to the aforementioned directors after the ClearFrame shareholder’s meeting relating to the proposed consolidation of capital.   The loan was structured as unsecured, non-interest bearing and with no fixed terms of repayment.”

Further, as prescribed by the British Columbia Securities Commission, an early warning report dated February 22, 2005 was filed on SEDAR for ClearFrame Solutions Corp.

Note 4 – Resource Properties, page 14

8.

We note the amount capitalized for the Table Mountain Mine of $2,211,569 has not changed since prior to 2001, which appears to correspond with your policy discussion on page 8, stating that abandoned claims and inactive properties are carried at costs.  You appear to also report the full balance of this item for U.S. GAAP purposes.  Please send us the impairment analyses that you conducted in determining that no adjustment was necessary to comply with SFAS 144, for each period presented.

In response to Staff’s comment, a detailed economic analysis of gold reserves at the Table Mountain Gold Property (the “Property”) was conducted in 2004 to ascertain the feasibility of recommencing operations at the Property.  The results of this investigation were reviewed, verified and compiled into a report1 by independent Mining Engineer Dennis Bergen. P.Eng,  The analysis took into consideration development and mining costs, gold recovery rates in the mill, personnel requirements, ore grades, and all other costs required to extract gold from where diamond drilling has determined it to be located underground.  The detailed calculations in the report assume a gold price of CDN$535.   The key findings of the report are as follows:

Probable Mineral Reserves	21,360 oz
Total Cash Cost per ounce of Gold (1)	USD$356 per oz.(2)
Estimated FV of asset (NRV)	$3,282,049
Book value of the Table Mountain Gold Property	$2,211,569

(1)Total cash cost per ounce is equal to total production costs less depreciation, depletion, amortization and asset retirement obligation accretion divided by the number of ounces of gold sold during the period.
(2) It is customary in financial and engineering documents to report per ounce cost data in US dollars.

_________________________

1Bergen , R. Dennis, P.Eng. “Preliminary Feasibility Study On The Rory And East Bain Veins of  Cusac Gold Mines Ltd., Table Mountain Gold Property, B.C. Canada.”  February 15, 2005.

Given the above calculations and supporting independent engineering documents, the Company does not believe there is any indication of impairment of the capitalized value of the Table Mountain Gold Mine as reported on its 2004 audited financial statements, thus no adjustment was necessary to comply with SFAS 144.

The analysis conducted in 2004 was fairly similar to the company’s analysis in 2001-2003.  The 2003 analysis took into consideration the Company’s gold reserves and/or resources, the price of gold, and historical costs of production.  In 2003, key factors of the impairment test are summarized as follows:

Gold Resources	27,000 oz
Net Profit Per ounce of Gold	$277
Estimated FV of asset (NRV)	$7,479,000
Book value of the Table Mountain Gold Property	$2,211,569

In the Company’s experience, the carrying cost of the Table Mountain Mine has been very low relative to its replacement or construction cost, as the company acquired the assets inexpensively and has written down the asset significantly in prior periods.  Impairments due to fluctuating gold prices, reductions in ore amounts and grades have therefore not been significant enough to reduce the already written down value of this asset.

Note 13 – Differences Between Canadian and United States Generally Accepted Accounting Principles, page 23

9.

Under Item 17(c)(2)(iii) of Form 20-F, you are required to provide either a statement of cash flows prepared in accordance with US GAAP, or furnish a quantified description of the material differences between Canadian and US GAAP.  Please revise your document to comply with the Item 17 instructions.

In response to Staff’s comment, the Company believes that there is no material difference to the statement of cash flows prepared under US GAAP and Canadian GAAP. and in future filings will add the following:

“There were no differences between the cash provided by and used in operating, financing and investing activities under Canadian and US GAAP.”  in future filings.

Certifications

10.

Under Item 19 of Form 20-F you are required to provide the certifications specified in Rule 13a-14(a) and (b) or Rule 15d-14(a) and (b) of the Exchange Act as exhibits to the Form 20-F.  Please comply with your reporting obligations.

In response to Staff’s comment, the Company has complied with its reporting obligations by attaching to the Form 20-F/A-1, the required certifications specified under the Exchange Act.

Engineering Comments

General

11.

You utilize a significant amount of technical terminology that the average investor probably is not familiar with.  Revise your filing to define technical words through the context of your discussion as much as possible.  Provide definitions in a glossary for technical terms that cannot be adequately defined in the text.

In response to Staff’s comment, the Company has defined technical worlds through the context of its discussion and provided a glossary for all technical terms for ease of reference.

12.

For the property, provide the disclosures required by Industry Guide 7(b).  In particular, provide:

•

A description of any work completed on the property and its present condition.

•

The details as to modernization and physical condition of the plant and equipment, including subsurface improvements and equipment.

•

Provide a description of equipment and other infrastructure facilities.

•

The current state of exploration of the property.

•

The total cost of the property has incurred to date and planned future costs.

•

The source of power and water than can be utilized at the property.

Refer to Industry Guide 7(b)(1)-(5) for specific guidance.  Industry Guide 7 can be reviewed on the Internet at http://www.sec.gov/divisions/corpfin/forms/industry.htm#secguide7.

In response to Staff’s comment, the Company has revised and conformed its Table Mountain Gold Property disclosure to the requirements of Guide 7(b)(1)-(5).  See “Item 4.D. – Property, Plant and Equipment –Table Mountain Gold Property” on page 17 of Form 20-F/A-1.

13.

The filing refers to mines and other mineral properties that exist in the area of the company’s property.  This may allow investors to infer that the property may have commercial mineralization, because of its proximity to these mines and properties.  Remove information about mines, prospects, or companies operating in or near to the property.  Focus the disclosure on the company’s property.

In response to Staff’s comment, and follow up conversation with staff member Mr. George Shuler, it has been clarified that all information presently reported by the Company regarding mines, prospects or companies operating in or near to the Table Mountain Gold Property (the “Property”) do in fact adjoin the Property and in some instances have mineralized zones that extend into the Company’s claims.  Therefore, disclosure on related mines, prospects, or companies have a material bearing on the Company’s disclosure on the Property and should be included for comprehensiveness.

Currency and Exchange Rates

14.

The average Canadian to US dollar exchange rate for the year 2001 appears to be in error as it is outside the range of the high and low presented.  Please review your information and correct if necessary.

In response to Staff’s comment, the Company has revised and conformed the currency and exchange rates tables to the requirements of Item 9(A)(4).

Regional Geology

15.

This section beginning with the regional geology appears to be a technical report that contains far more detail than is necessary and utilizes a great deal of technical language, to which the average investor is not familiar.  A totally rewritten and non-technical summary written at the level of the average investor would be appreciated.  Summarize this information and otherwise revise it to provide information that has a direct bearing on your properties, and make it  understandable to the average shareholder as follows:

•

Present information in clear, concise sections, paragraphs, and sentences easily understandable to the average reader.

•

Whenever possible, use short explanatory sentences and bullet lists.

•

Avoid highly technical terminology.

•

Use descriptive headings and subheadings.

•

Minimize repetitive disclosure that increases the size of the document but does not enhance the quality of the information.

In response to Staff’s comment, the Company has revised and conformed its Table Mountain Gold Property disclosure to the requirements of Guide 7(b)(1)-(5).  See “Item 4.D. – Property, Plant and Equipment –Table Mountain Gold Property” on page 17 of Form 20-F/A-1.

Table 2 – Historical Mineral Reserve Estimates

16.

The table of historical reserve estimates includes mineralized material that does not appear to be economic due to the “Main” mine closure and the East Bain vein has been re-estimated elsewhere in the filing.  Remove the Main and Bain historical estimates from the filing.

In response to Staff’s comment, the Company has removed the table of historical reserve estimates.

Historical Background

17.

The filing refers to drill indicated reserves for the Bain veins that were estimated in 1993 and reported by Westeervelt.  If these reserve/resource estimates are also reported elsewhere in the filing, remove the duplicated estimates.  Restate these reserve estimates as required by Industry Guide 7.  Resource/reserve estimates that do not conform to CIM standards and guidelines do not meet the requirements of Industry Guide 7.

In response to Staff’s comment, the Company has removed the indicated reserves for the Bain veins entirely because these categories have either a) been upgraded to mineral reserve status as a result of economic studies or b) they do not meet CIM standards and guidelines required by permissible categories under US regulation.

Table 3 – East Bain Vein Resource Calculation

18.

It is very important to clearly distinguish between “Reserves,” which have a clearly defined technical, legal, and economic meaning and “Non-reserve” mineralization that may or may never be mined at a profit for various reasons.  In addition, within a“Non-Reserve” section, disclose the measured and indicated resources separately from the inferred resources, using separate tables and narratives.  Resources should only be reported as “in place” tonnage and grade, and should not be disclosed as units of product, such as ounces of gold or pounds of copper.  The relative quality, reliability, and risk associated with each group of estimates must be clearly distinguished and conveyed to the average non-technical reader.

Before the Measured and Indicated Resource table, insert the following including the indenting and bolding:

Cautionary Note to U.S. Investors concerning estimates of Measured and Indicated Resources.
This section uses the terms “measured” and “indicated resources.”  We advise U.S. investors that while those terms are recognized and required by Canadian regulations, the U.S. Securities and Exchange Commission does not recognize them.
U.S. investors are cautioned not to assume that any part or all of mineral deposits in these categories will ever be converted into reserves.

Before the Inferred Resource table, insert the following including the indenting and bolding:

Cautionary Note to U.S. Investors concerning estimates of Inferred Resources.
This section uses the term “inferred resources.”  We advise U.S. investors that while this term is recognized and required by Canadian regulations, the U.S. Securities and Exchange Commission does not recognize it.  “Inferred resources” have a great amount of uncertainty as to their existence, and great uncertainty as to their economic and legal feasibility.  It cannot be assumed that all or any part of an Inferred Mineral Resource will ever be upgraded to a higher category.  Under Canadian rules, estimates of Inferred Mineral Resources may not form the basis of feasibility or pre-feasibility studies, except in rare cases.
U.S. investors are cautioned not to assume that part or all of an inferred resource exists, or is economically or legally minable.

In response to Staff’s comment, the Company has removed all references to measured or indicated reserves because these categories have either a) been upgraded to mineral reserve status as a result of economic studies or b) they do not meet CIM standards and guidelines required by permissible categories under US regulation.

19.

Mineral resources must have “reasonable prospects for economic extraction.”  This means that any reportable “resource” estimates must have been delimited using an economically based cutoff grade to segregate resources from just mineralization.  Disclose the cutoff grade used to delimit the tonnage estimates.  Also, disclose the analysis and relevant factors that substantiate the cutoff grades used were based on reasonable economic assumptions.  The relevant factors must realistically reflect the location, deposit scale, continuity, assumed mining method, metallurgical processes, operational and capital costs, and reasonable metal prices based on the recent historic three-year average.  Or if the resource estimates are not based on economic cutoffs remove the estimates.

In response to Staff’s comment, the Company has  removed all reference to the quantification of mineral deposits that are not mineral reserves.

Directors and Officers

20.

Disclose:

•

The person’s technical qualifications and business experience during the past five years.

•

The approximate percent of their time that the officers worked on affairs of your company this last year.

•

Other significant responsibilities that they currently have with other companies.

In response to Staff’s comment, the Company has revised the disclosure on directors and officers of the Company by inserting Table No. 6, which includes each individual’s principal occupation for the last five years.  The Company has also included a brief biography of each director and officer under Table No. 6.  See “Item 6.A. Directors and Senior Management” on page 29 of Form 20-F/A-1.

Technical Report

21.

Remove the technical report attached as an exhibit.  Industry Guide 7 specifically prohibits technical studies being attached to SEC filings.

In response to Staff’s comment, the Company has removed the technical report concerning the Table Mountain Gold Property as an exhibit.

If you have any questions or require any additional information or documents, please telephone the undersigned at (604) 691-7420.

Yours truly,

Sharon Wong

for Lang Michener llp

SW/cxm

cc:

David H. Brett, President and CEO, Cusac Gold Mines Ltd.